Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment at cost

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Land and improvements	$8,209	$8,209
Buildings	103,869	101,972
Telephone and computer equipment	881,886	808,047
Office furniture and equipment	67,377	64,963
Leasehold improvements	106,021	107,906
Construction in progress	42,511	41,973

	$1,209,873	$1,133,070

Future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2013	$35,158	$365	$35,523
2014	28,249	365	28,614
2015	18,829	365	19,194
2016	11,181	365	11,546
2017	9,731	305	10,036
2018 and thereafter	23,379	—	23,379

Total minimum obligations	$126,527	$1,765	$128,292